Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

August 31, 2021

AXS3-QTLY-1021
1.967936.107

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 21.6%
Entertainment - 5.3%
Netflix, Inc. (a)	20,257	$11,530,082
Roku, Inc. Class A (a)	29,996	10,570,590
Sea Ltd. ADR (a)	53,040	17,944,493
The Walt Disney Co. (a)	13,983	2,535,118
		42,580,283
Interactive Media & Services - 13.4%
Alphabet, Inc.:
Class A (a)	6,335	18,333,173
Class C (a)	14,553	42,338,170
Facebook, Inc. Class A (a)	84,189	31,939,623
fuboTV, Inc. (a)(b)	68,865	2,007,415
Match Group, Inc. (a)	7,516	1,032,999
Snap, Inc. Class A (a)	83,438	6,350,466
Taboola.com Ltd. (a)(b)	16,900	151,931
Zoominfo Technologies, Inc. (a)	99,284	6,472,324
		108,626,101
Media - 1.5%
Comcast Corp. Class A	56,168	3,408,274
Integral Ad Science Holding Corp.	300	6,639
Magnite, Inc. (a)(b)	202,569	5,878,552
TechTarget, Inc. (a)	31,200	2,638,896
		11,932,361
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	83,724	11,471,862

TOTAL COMMUNICATION SERVICES		174,610,607

CONSUMER DISCRETIONARY - 13.4%
Automobiles - 1.4%
Lucid Motors, Inc. (c)(d)	36,400	726,544
Neutron Holdings, Inc. (a)(d)(e)	77,208	8,493
Rad Power Bikes, Inc. (d)(e)	13,874	66,926
Tesla, Inc. (a)	14,720	10,829,798
		11,631,761
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)(b)	27,607	667,537
FSN E-Commerce Ventures Pvt Ltd. (a)(d)(e)	101,220	497,965
The Beachbody Co., Inc. (c)(d)	28,159	217,669
		1,383,171
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A	25,627	3,971,929
Penn National Gaming, Inc. (a)	3,400	275,740
		4,247,669
Household Durables - 0.5%
Lovesac (a)	3,378	191,060
Purple Innovation, Inc. (a)	150,714	3,677,422
		3,868,482
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	10,474	36,353,054
Chewy, Inc. (a)(b)	43,485	3,831,898
Doordash, Inc.	4,072	779,381
Farfetch Ltd. Class A (a)	11,700	489,762
Global-e Online Ltd. (a)	56,631	4,471,584
Porch Group, Inc. Class A (a)	48,700	974,000
The Original BARK Co. Class A (a)	10,900	88,290
thredUP, Inc. (a)	2,800	53,676
Wayfair LLC Class A (a)	27,686	7,772,845
Zomato Ltd. (d)	388,600	609,220
		55,423,710
Leisure Products - 0.3%
Peloton Interactive, Inc. Class A (a)	23,687	2,373,201
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	8,512	376,826
American Eagle Outfitters, Inc.	9,100	277,732
Auto1 Group SE (f)	88,768	3,862,352
Carvana Co. Class A (a)	37,416	12,274,693
Cazoo Holdings Ltd.	68,058	521,256
Dick's Sporting Goods, Inc.	27,794	3,913,673
Shift Technologies, Inc. Class A (a)(b)	122,425	910,842
		22,137,374
Textiles, Apparel & Luxury Goods - 0.9%
Allbirds, Inc. (a)(d)(e)	4,490	52,219
Bombas LLC (d)(e)	158,738	701,539
Capri Holdings Ltd. (a)	9,800	553,798
Deckers Outdoor Corp. (a)	800	334,760
lululemon athletica, Inc. (a)	12,301	4,922,491
Tapestry, Inc.	25,896	1,044,127
		7,608,934

TOTAL CONSUMER DISCRETIONARY		108,674,302

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	51,500	2,917,990
Blink Health, Inc. Series A1 (d)(e)	1,597	60,973
Costco Wholesale Corp.	5,847	2,663,250
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	13,663	53,969
		5,696,182
Food Products - 0.2%
AppHarvest, Inc. (a)(b)	108,972	915,365
Beyond Meat, Inc. (a)(b)	2,929	350,426
		1,265,791
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(d)(e)	709	39,272

TOTAL CONSUMER STAPLES		7,001,245

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	27,892	618,357
Reliance Industries Ltd.	268,106	8,299,044
		8,917,401
FINANCIALS - 1.8%
Banks - 0.9%
Starling Bank Ltd. Series D (a)(e)	220,300	392,032
Wells Fargo & Co.	142,700	6,521,390
		6,913,422
Capital Markets - 0.2%
Coinbase Global, Inc. (a)	400	103,600
XP, Inc. Class A (a)	25,047	1,218,537
		1,322,137
Consumer Finance - 0.6%
Capital One Financial Corp.	12,362	2,051,721
LendingTree, Inc. (a)	17,776	2,962,015
		5,013,736
Diversified Financial Services - 0.0%
Cazoo Group Ltd. (c)(d)	9,100	69,697
Insurance - 0.1%
Palomar Holdings, Inc. (a)(b)	10,483	941,373

TOTAL FINANCIALS		14,260,365

HEALTH CARE - 13.2%
Biotechnology - 4.7%
Acceleron Pharma, Inc. (a)	8,908	1,192,603
ADC Therapeutics SA (a)	9,700	282,949
Agios Pharmaceuticals, Inc. (a)	29,241	1,306,488
Allakos, Inc. (a)	4,866	433,853
Alnylam Pharmaceuticals, Inc. (a)	20,463	4,121,862
Applied Therapeutics, Inc. (a)	12,528	196,815
Arcutis Biotherapeutics, Inc. (a)	7,700	163,009
Argenx SE ADR (a)	4,490	1,486,280
Ascendis Pharma A/S sponsored ADR (a)	8,116	1,272,021
Aurinia Pharmaceuticals, Inc. (a)	48,153	783,931
Celldex Therapeutics, Inc. (a)	19,613	1,032,624
Cullinan Oncology, Inc.	6,200	174,964
Cytokinetics, Inc. (a)	31,141	1,026,719
Erasca, Inc.	25,229	603,225
Exelixis, Inc. (a)	38,009	728,633
Forma Therapeutics Holdings, Inc. (a)	14,988	360,162
Fusion Pharmaceuticals, Inc. (a)	8,800	82,104
Generation Bio Co. (a)	5,400	135,000
Gritstone Bio, Inc. (a)(b)	27,836	256,091
Icosavax, Inc. (a)	7,400	279,128
Imago BioSciences, Inc.	3,100	81,437
Instil Bio, Inc. (a)	37,900	714,415
Keros Therapeutics, Inc. (a)	9,900	333,036
Mirati Therapeutics, Inc. (a)	5,497	933,006
Moderna, Inc. (a)	220	82,872
Monte Rosa Therapeutics, Inc.	9,177	327,527
Morphic Holding, Inc. (a)	17,000	1,071,170
Neurocrine Biosciences, Inc. (a)	39,466	3,757,163
Nuvalent, Inc. Class A (a)	12,500	455,375
ORIC Pharmaceuticals, Inc. (a)	4,000	88,360
Passage Bio, Inc. (a)	13,100	157,462
Poseida Therapeutics, Inc. (a)	3,100	26,784
Prelude Therapeutics, Inc.	10,798	385,381
Protagonist Therapeutics, Inc. (a)	18,349	889,927
PTC Therapeutics, Inc. (a)	1,500	65,475
Regeneron Pharmaceuticals, Inc. (a)	11,542	7,772,383
Relay Therapeutics, Inc. (a)	22,323	715,006
Repare Therapeutics, Inc. (a)	1,200	40,800
Sarepta Therapeutics, Inc. (a)	18,518	1,446,626
Tenaya Therapeutics, Inc. (a)	13,300	269,325
TG Therapeutics, Inc. (a)	20,300	549,521
Vaxcyte, Inc. (a)	17,702	464,323
Zentalis Pharmaceuticals, Inc. (a)	20,200	1,377,438
		37,923,273
Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	160,201	7,233,075
Danaher Corp.	9,297	3,013,716
DexCom, Inc. (a)	4,983	2,638,100
Figs, Inc. Class A (a)(b)	1,200	49,212
Hologic, Inc. (a)	22,899	1,812,456
Insulet Corp. (a)	12,945	3,855,150
Novocure Ltd. (a)	16,990	2,280,228
Owlet, Inc. (c)(d)	34,011	208,828
Penumbra, Inc. (a)	15,695	4,315,340
TransMedics Group, Inc. (a)(b)	155,799	5,091,511
		30,497,616
Health Care Providers & Services - 3.9%
1Life Healthcare, Inc. (a)	74,782	1,832,907
agilon health, Inc. (a)	39,783	1,392,405
Alignment Healthcare, Inc. (a)	34,100	602,547
Cano Health, Inc. (a)	80,024	957,887
Cano Health, Inc. (d)	159,668	1,911,226
CareMax, Inc. Class A (a)	37,916	342,002
Centene Corp. (a)	49,287	3,104,095
Humana, Inc.	16,619	6,737,675
LifeStance Health Group, Inc.	183,034	2,719,885
Oak Street Health, Inc. (a)(b)	77,902	3,640,360
UnitedHealth Group, Inc.	20,291	8,446,535
		31,687,524
Health Care Technology - 0.2%
Doximity, Inc.	1,284	118,128
GoodRx Holdings, Inc. (b)	23,065	876,931
Inspire Medical Systems, Inc. (a)	4,145	926,656
Sema4 Holdings Corp. (c)(d)	7,600	72,200
		1,993,915
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	1,260	221,659
Olink Holding AB ADR (a)	9,934	317,987
Sartorius Stedim Biotech	2,605	1,579,758
		2,119,404
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	10,339	891,325
Cyteir Therapeutics, Inc.	4,000	76,320
IMARA, Inc. (a)	32,483	155,594
Nabriva Therapeutics PLC (a)(b)	23,635	25,053
Nabriva Therapeutics PLC warrants 6/1/22 (a)	380,833	4
Nektar Therapeutics (a)	63,933	989,683
Nuvation Bio, Inc. (a)	10,498	96,897
Terns Pharmaceuticals, Inc.	23,100	310,926
Theravance Biopharma, Inc. (a)	23,078	191,547
		2,737,349

TOTAL HEALTH CARE		106,959,081

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(d)(e)	300	125,997
Air Freight & Logistics - 0.3%
InPost SA	113,738	2,215,886
Airlines - 0.1%
Joby Aviation, Inc. (c)(d)	41,976	506,839
Building Products - 0.2%
The AZEK Co., Inc. (a)	26,056	1,107,119
View, Inc. (d)	47,232	224,801
		1,331,920
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc.	98,510	1,910,060
ACV Auctions, Inc. Class A (a)	36	735
		1,910,795
Electrical Equipment - 0.5%
Sunrun, Inc. (a)	59,187	2,619,025
Vestas Wind Systems A/S	44,640	1,802,412
		4,421,437
Machinery - 0.0%
Hyzon Motors, Inc. Class A (a)	11,200	105,616
Proterra, Inc. Class A (a)	19,700	206,259
		311,875
Marine - 0.3%
Eagle Bulk Shipping, Inc. (a)	6,500	321,035
Genco Shipping & Trading Ltd.	37,700	734,773
Golden Ocean Group Ltd.	77,100	885,108
Star Bulk Carriers Corp.	4,200	96,894
		2,037,810
Professional Services - 0.0%
LegalZoom.com, Inc.	3,000	102,690
Road & Rail - 2.4%
Lyft, Inc. (a)	109,656	5,220,722
TuSimple Holdings, Inc. (a)	15,500	648,830
Uber Technologies, Inc. (a)	341,076	13,349,715
		19,219,267

TOTAL INDUSTRIALS		32,184,516

INFORMATION TECHNOLOGY - 37.1%
Electronic Equipment & Components - 0.4%
Flex Ltd. (a)	83,590	1,553,102
Jabil, Inc.	32,100	1,983,138
		3,536,240
IT Services - 7.2%
Afterpay Ltd. (a)	8,219	809,237
Cyxtera Technologies, Inc. (c)(d)	33,716	283,788
Dlocal Ltd.	7,743	495,552
EPAM Systems, Inc. (a)	2,095	1,325,737
Flywire Corp. (a)(b)	18,839	827,220
Global Payments, Inc.	13,271	2,158,395
GoDaddy, Inc. (a)	92,184	6,758,009
Marqeta, Inc. Class A	70,322	2,042,151
MasterCard, Inc. Class A	7,501	2,597,071
MongoDB, Inc. Class A (a)	6,567	2,573,148
Nuvei Corp. (f)	38,485	4,988,271
Paymentus Holdings, Inc. (a)	1,400	35,910
Payoneer Global, Inc. (c)(d)	15,500	159,185
Payoneer Global, Inc. (a)	8,171	83,916
PayPal Holdings, Inc. (a)	23,061	6,656,788
Repay Holdings Corp. (a)	83,430	1,919,724
Snowflake Computing, Inc.	1,439	437,960
Square, Inc. (a)	27,279	7,312,682
TaskUs, Inc. (b)	35,515	2,233,894
Twilio, Inc. Class A (a)	9,447	3,372,201
Visa, Inc. Class A	12,626	2,892,617
Wix.com Ltd. (a)	36,949	8,205,634
		58,169,090
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	45,466	6,143,821
Cirrus Logic, Inc. (a)	2,300	192,441
Lam Research Corp.	7,419	4,487,160
Marvell Technology, Inc.	60,151	3,680,640
Micron Technology, Inc.	117,560	8,664,172
NVIDIA Corp.	81,376	18,216,018
NXP Semiconductors NV	47,828	10,289,238
ON Semiconductor Corp. (a)	86,542	3,839,003
SolarEdge Technologies, Inc. (a)	8,176	2,369,241
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,213	620,399
		58,502,133
Software - 18.3%
Adobe, Inc. (a)	12,040	7,990,948
Alkami Technology, Inc. (a)	400	11,424
Alkami Technology, Inc.	37,790	1,025,318
Alteryx, Inc. Class A (a)	700	51,779
Anaplan, Inc. (a)	58,815	3,527,724
Autodesk, Inc. (a)	7,816	2,423,663
Blend Labs, Inc.	4,700	76,093
BTRS Holdings, Inc. (a)	6,326	69,017
BTRS Holdings, Inc. (d)	65,083	710,056
CCC Intelligent Solutions Holdings, Inc. (c)(d)	6,302	69,448
Ceridian HCM Holding, Inc. (a)	27,313	3,068,616
Cloudflare, Inc. (a)	10,467	1,263,786
Confluent, Inc.	2,100	117,411
Coupa Software, Inc. (a)	4,766	1,166,764
Digital Turbine, Inc. (a)	46,081	2,693,434
DocuSign, Inc. (a)	1,085	321,420
DoubleVerify Holdings, Inc. (a)	52,707	1,914,845
DoubleVerify Holdings, Inc.	44,033	1,519,733
Dynatrace, Inc. (a)(b)	109,247	7,508,546
Elastic NV (a)	14,713	2,347,459
Epic Games, Inc. (a)(d)(e)	2,200	1,947,000
HubSpot, Inc. (a)	8,674	5,937,093
Intapp, Inc.	93,117	3,398,771
Intuit, Inc.	8,713	4,932,516
Latch, Inc. (a)(b)	52,992	657,631
Lightspeed Commerce, Inc. (Canada) (a)	62,411	6,928,455
Matterport, Inc. (a)	11,100	178,821
Matterport, Inc. (c)(d)	7,300	117,603
Microsoft Corp.	179,383	54,152,134
Monday.com Ltd.	3,750	1,422,600
Olo, Inc. (a)	2,900	111,331
Otonomo Technologies Ltd. (c)(d)	29,024	199,903
RingCentral, Inc. (a)	2,013	507,799
Riskified Ltd. (a)(b)	5,600	180,600
Salesforce.com, Inc. (a)	55,479	14,716,914
SentinelOne, Inc.	2,527	161,551
ServiceNow, Inc. (a)	8,068	5,192,888
Stripe, Inc. Class B (a)(d)(e)	2,500	100,313
Technology One Ltd.	11,334	81,919
The Trade Desk, Inc. (a)	16,355	1,309,218
Viant Technology, Inc.	34,442	473,578
Volue A/S	44,500	235,443
Workday, Inc. Class A (a)	9,962	2,721,220
Zoom Video Communications, Inc. Class A (a)	14,430	4,177,485
		147,720,270
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	196,313	29,806,203
Samsung Electronics Co. Ltd.	39,788	2,633,296
		32,439,499

TOTAL INFORMATION TECHNOLOGY		300,367,232

MATERIALS - 1.0%
Chemicals - 0.0%
Corbion NV	2,881	154,847
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	217,973	7,932,037

TOTAL MATERIALS		8,086,884

UTILITIES - 1.8%
Electric Utilities - 0.9%
Edison International	37,026	2,141,584
NextEra Energy, Inc.	16,982	1,426,318
ORSTED A/S (f)	25,925	4,120,372
		7,688,274
Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Corp.	7,650	335,250
FREYR Battery SA (a)(c)	29,029	257,778
NextEra Energy Partners LP	63,390	5,066,763
The AES Corp.	54,753	1,306,954
		6,966,745

TOTAL UTILITIES		14,655,019

TOTAL COMMON STOCKS
(Cost $350,227,330)		775,716,652

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 3.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(d)	74,400	108,213
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.7%
Bird Rides, Inc. (d)	69,970	524,837
Rad Power Bikes, Inc.:
Series A (d)(e)	1,809	8,726
Series C (d)(e)	7,117	34,331
Rivian Automotive, Inc.:
Series E (a)(d)(e)	73,370	4,358,912
Series F (d)(e)	9,512	565,108
		5,491,914
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (d)(e)	2,400	932,376
Instacart, Inc.:
Series H (d)(e)	10,566	1,320,750
Series I (d)(e)	3,119	389,875
		2,643,001
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	1,770	20,585
Series B (a)(d)(e)	310	3,605
Series C (a)(d)(e)	2,980	34,657
Series Seed (a)(d)(e)	950	11,049
		69,896
TOTAL CONSUMER DISCRETIONARY		8,204,811
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	15,631	596,792
Sweetgreen, Inc.:
Series C (a)(d)(e)	322	4,234
Series D (a)(d)(e)	5,177	68,078
Series I (a)(d)(e)	12,201	160,443
Series J (d)(e)	13,663	179,668
		1,009,215
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (d)(e)	13,745	828,127
Tobacco - 0.5%
JUUL Labs, Inc.:
Series C (a)(d)(e)	70,175	3,886,993
Series D (a)(d)(e)	938	51,956
		3,938,949
TOTAL CONSUMER STAPLES		5,776,291
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Sonder Holdings, Inc.:
Series D1 (d)	15,672	223,420
Series E (a)(d)	48,893	697,019
		920,439
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (d)(e)	36,263	828,069
Space Exploration Technologies Corp.:
Series I (a)(d)(e)	3,290	1,381,767
Series N (d)(e)	2,559	1,074,754
		3,284,590
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (d)(e)	15,188	1,112,825
Road & Rail - 0.2%
Convoy, Inc. Series D (a)(d)(e)	93,888	1,603,607
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	358	174,973
TOTAL INDUSTRIALS		6,175,995
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	17,400	139,130
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (d)(e)	285,844	316,911
IT Services - 0.2%
ByteDance Ltd. Series E1 (d)(e)	4,644	481,769
Yanka Industries, Inc.:
Series E (a)(d)(e)	19,716	628,483
Series F (d)(e)	13,160	419,499
		1,529,751
Semiconductors & Semiconductor Equipment - 0.0%
SiMa.ai Series B (d)(e)	40,700	208,685
Tenstorrent, Inc. Series C1 (d)(e)	1,200	71,345
		280,030
Software - 0.1%
Databricks, Inc. Series G (d)(e)	2,200	484,994
Stripe, Inc. Series H (d)(e)	1,100	44,138
ThoughtWorks, Inc.:
Series A (d)	500	330,905
Series B (d)	300	198,543
		1,058,580
TOTAL INFORMATION TECHNOLOGY		3,324,402
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	23,194	556,656

TOTAL CONVERTIBLE PREFERRED STOCKS		25,066,807

Nonconvertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (d)	219,074	318,637
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (a)(d)(e)	1,387,600	152,636
Waymo LLC Series A2 (a)(d)(e)	2,896	265,627
		418,263
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Gupshup, Inc. (d)(e)	17,900	409,287

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,146,187

TOTAL PREFERRED STOCKS
(Cost $15,592,482)		26,212,994
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.: (Cost $60,800)
4% 5/22/27 (d)(e)	47,700	47,700
4% 6/12/27 (d)(e)	13,100	13,100
		60,800

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(e)(g)	864,100	864,100
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	121,700	121,700
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(g)	63,300	63,300

TOTAL INFORMATION TECHNOLOGY		185,000

TOTAL PREFERRED SECURITIES
(Cost $1,049,100)		1,049,100
	Shares	Value

Money Market Funds - 1.9%
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)
(Cost $15,603,489)	15,601,929	15,603,489

Equity Funds - 0.7%
Domestic Equity Funds - 0.7%
iShares Russell 1000 Growth Index ETF (b)
(Cost $5,513,538)	19,600	5,701,640
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $388,046,739)		824,344,675
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(15,735,325)
NET ASSETS - 100%		$808,609,350

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,064,567 or 4.6% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,970,995 or 1.6% of net assets.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Allbirds, Inc. Series Seed	10/9/18	$10,419
Beta Technologies, Inc. Series A	4/9/21	$1,112,825
Bird Rides, Inc.	2/12/21 - 4/20/21	$363,028
Blink Health, Inc. Series A1	12/30/20	$43,263
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$596,729
Bombas LLC	2/16/21	$701,540
Bowery Farming, Inc. Series C1	5/18/21	$828,127
BTRS Holdings, Inc.	1/12/21	$650,830
ByteDance Ltd. Series E1	11/18/20	$508,862
Cano Health, Inc.	11/11/20	$1,596,680
Cazoo Group Ltd.	3/28/21	$91,000
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$63,020
Circle Internet Financial Ltd. 0%	5/11/21	$864,100
Convoy, Inc. Series D	10/30/19	$1,271,244
Cyxtera Technologies, Inc.	2/21/21	$337,160
Databricks, Inc. Series G	2/1/21	$390,209
Delhivery Pvt Ltd. Series H	5/20/21	$174,748
Diamond Foundry, Inc. Series C	3/15/21	$556,656
Enevate Corp. Series E	1/29/21	$316,911
Enevate Corp. 0% 1/29/23	1/29/21	$121,700
Epic Games, Inc.	7/13/20 - 3/29/21	$1,730,000
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$277,814
GoBrands, Inc. Series G	3/2/21	$599,322
Gupshup, Inc.	6/8/21	$409,287
Instacart, Inc. Series H	11/13/20	$633,960
Instacart, Inc. Series I	2/26/21	$389,875
Joby Aviation, Inc.	2/23/21	$419,760
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Lucid Motors, Inc.	2/22/21	$546,000
Matterport, Inc.	2/8/21	$73,000
Neutron Holdings, Inc.	2/4/21	$772
Neutron Holdings, Inc. Series 1C	7/3/18	$253,709
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$47,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$13,100
Otonomo Technologies Ltd.	1/31/21	$290,240
Owlet, Inc.	2/15/21	$340,110
Payoneer Global, Inc.	2/3/21	$155,000
Rad Power Bikes, Inc.	1/21/21	$66,926
Rad Power Bikes, Inc. Series A	1/21/21	$8,726
Rad Power Bikes, Inc. Series C	1/21/21	$34,331
Relativity Space, Inc. Series E	5/27/21	$828,069
Rivian Automotive, Inc. Series E	7/10/20	$1,136,501
Rivian Automotive, Inc. Series F	1/19/21	$350,517
Sema4 Holdings Corp.	2/9/21	$76,000
SiMa.ai Series B	5/10/21	$208,685
Sonder Holdings, Inc. Series D1	12/20/19	$164,493
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$526,426
Space Exploration Technologies Corp. Class A	2/16/21	$125,997
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Space Exploration Technologies Corp. Series N	8/4/20	$690,930
Starry, Inc. Series D	7/30/20	$106,392
Starry, Inc. Series E1	9/4/20	$308,135
Stripe, Inc. Class B	5/18/21	$100,321
Stripe, Inc. Series H	3/15/21	$44,138
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$5,506
Sweetgreen, Inc. Series D	9/13/19	$88,527
Sweetgreen, Inc. Series I	9/13/19	$208,637
Sweetgreen, Inc. Series J	1/21/21	$233,637
Tenstorrent, Inc. Series C1	4/23/21	$71,345
Tenstorrent, Inc. 0%	4/23/21	$63,300
The Beachbody Co., Inc.	2/9/21	$281,590
ThoughtWorks, Inc. Series A	1/13/21	$306,075
ThoughtWorks, Inc. Series B	6/25/21	$198,543
View, Inc.	3/5/21	$472,320
Waymo LLC Series A2	5/8/20	$248,671
Xsight Labs Ltd. Series D	2/16/21	$139,130
Yanka Industries, Inc. Series E	5/15/20	$238,154
Yanka Industries, Inc. Series F	4/8/21	$419,499
Zomato Ltd.	12/9/20 - 2/10/21	$271,528

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,162,969	$141,104,919	$142,267,888	$574	$--	$--	$--	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	12,421,648	151,390,456	148,208,615	102,365	--	--	15,603,489	0.0%
Total	$13,584,617	$292,495,375	$290,476,503	$102,939	$--	$--	$15,603,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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